Shareholders' Equity - Activities Under Shares Repurchase Program (Detail) CAD / shares in Units, CAD in Millions	12 Months Ended
Dec. 31, 2014 CAD CAD / shares shares
Number of common shares repurchased | shares	10,476,074
Weighted-average price per share | CAD / shares	CAD 199.42
Amount of repurchase	CAD 2,089